SHARE CAPITAL (Details Narrative)		3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 22, 2021 shares	Mar. 31, 2023 CAD ($) shares	Mar. 31, 2022 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 CAD ($) shares
IfrsStatementLineItems [Line Items]
Number of shares issued | shares		8,000,000
Shares issued for financing		$ 10,856,166
Share issue related cost		1,206,040	$ 5,122
Proceeds from issuing shares		$ 9,650,126
Shares issued for financing - ATM, shares | shares		1,748,946
Share issue costs		$ 187,697
Proceeds from issue of shares		$ 1,561,249			$ 87,170
Exercise of warrants			74,227	$ 12,943	92,292
Reduction of issued capital					$ 5,122
Number of share options granted in share-based payment arrangement | shares		0
Adjustments for share-based payments		$ 540,563	643,325
Warrants issued | shares	1,200,000
Warrants held in escrow | shares	900,000
Weighted average remaining contractual life of outstanding share options		1 year 3 months 29 days			5 months 19 days
Common shares [member]
IfrsStatementLineItems [Line Items]
Shares issued for financing - ATM, shares | shares		650,729
Common stock 1 [member]
IfrsStatementLineItems [Line Items]
Number of stock issued for exercise of warrants | shares					16,538
Number of stock issued for exercise of options | shares					12,500
Value of stock issued for exercise of options					$ 26,875
Restricted share units | shares					1,072,595
Restricted stock units [member]
IfrsStatementLineItems [Line Items]
Number of shares vested | shares		63,657
Share-based payment expense		$ 437,551	345,759
Stock options [member]
IfrsStatementLineItems [Line Items]
Adjustments for share-based payments		$ 103,012	$ 297,566